CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Premium [Member]	Stock-Based Compensation Reserve [Member]	Foreign Exchange Translation Reserve [Member]	Investments Revaluations Reserve [Member]	Deficit [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]	Total
Balance at Dec. 31, 2019	$ 1,265	$ 1,622	$ 0	$ 0	$ (14,827)	$ 0	$ 0	$ (11,940)
Total loss and comprehensive loss					(3,621)			(3,621)
Shares issued to former ADL shareholders	271							271
Increase in ADL shares and options	459							459
Shares issued via private placement	1,588							1,588
Conversion of shares	11,750							11,750
Conversion of convertible debt	250							250
Exercise of stock options	2							2
Shares issued via private placement	500							500
Shares issued via Pipe transaction							14,818	14,818
Warrants issued via Pipe transaction	5,583							5,583
Equity-settled share-based payment		1,138						1,138
Balance at Dec. 31, 2020	21,668	2,760	0	0	(18,448)	0	14,818	20,798
Total loss and comprehensive loss			5	(352)	(11,679)			(12,026)
Exercise of warrants	26,475							26,475
Acquisitions of commons shares for Restricted Share Unit (RSU) plan						(12,644)		(12,644)
Release of vested common shares from employee benefit trusts	229							229
Conversion of shares	14,818						(14,818)	0
Exercise of stock options	207							207
Equity-settled share-based payment		3,965						3,965
Balance at Dec. 31, 2021	$ 63,397	$ 6,725	$ 5	$ (352)	$ (30,127)	$ (12,644)	$ 0	$ 27,004